RIGHT OF USE AND LEASE LIABILITIES - Schedule of Lease Obligation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RIGHT OF USE AND LEASE LIABILITIES
Current	R$ 298,600	R$ 878,448
Non-current	851,840	2,392,289
Total	R$ 1,150,440	R$ 3,270,737	R$ 3,547,863